Goodwill and Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Total gross intangible asset subject to amortization	$ 3,405	$ 3,347	$ 3,312
Accumulated amortization	(1,693)	(1,624)	(1,461)
Total net intangible assets subject to amortization	1,712	1,723	1,851
Intangible assets not subject to amortization	152	151	154
Total net other intangible assets	1,864	1,874	2,005
Trademarks and tradenames
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	$ 152	$ 151	154
Recorded music catalog
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Weighted-Average Useful Life	10 years	10 years
Total gross intangible asset subject to amortization	$ 873	$ 855	870
Music publishing copyrights
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Weighted-Average Useful Life	26 years	26 years
Total gross intangible asset subject to amortization	$ 1,563	$ 1,539	1,540
Artist and songwriter contracts
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Weighted-Average Useful Life	13 years	13 years
Total gross intangible asset subject to amortization	$ 854	$ 841	864
Trademarks
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Weighted-Average Useful Life	18 years	18 years
Total gross intangible asset subject to amortization	$ 54	$ 53	12
Other intangible assets
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Weighted-Average Useful Life	7 years	7 years
Total gross intangible asset subject to amortization	$ 61	$ 59	$ 26